Commitments and contingencies:	12 Months Ended
Dec. 31, 2022
Commitments and contingencies:
Commitments and contingencies:

14.  Commitments and contingencies:

(a)	Contracts in the normal course of business:

The Company enters into contracts in the normal course of business, including for research and development activities, consulting and other services.

As at December 31, 2022, the Company has commitments for expenditures related to contracts with service providers for research and development activities of approximately $184,744 (approximately $15,153 as at December 31, 2021), of which $67,748 is expected to be payable in 2023, $55,203 in 2024, $42,867 in 2025 and $18,926 in 2026.

(b)	License agreements and research collaborations:

In the past the Company has entered into various agreements whereby future cash payments may be made based on criteria such as sales for certain legacy products. The Company has not recorded any provision on such agreements as the possibility of a payment is not probable.

(c)	Consulting and services agreement:

The payments under the consulting and services agreement with Picchio International Inc. (Picchio International) (refer to note 15 (b)) will amount to $184 (CAD$250) in 2023, plus the reimbursement of applicable expenses for services rendered under the agreement.

(d)	Letter of credit:

As at December 31, 2022, the Company is contingently liable for a letter of credit in the amount of $37 (CAD$50) (2021 - $40 (CAD$50)). Short-term investments are pledged under the letter of credit and are presented as non-current Other assets in the consolidated statement of financial position as at December 31, 2022.

14.   Commitments and contingencies (continued):

(e)	Contingencies:

On March 16, 2021, a Company stockholder, Carl D. Cachia (“Plaintiff”), filed a complaint against the Company and certain of its executive officers alleging claims under provisions of the Securities Exchange Act of 1934 (“Exchange Act”). On September 17, 2021, Plaintiff filed an amended class action complaint, individually and on behalf of all persons who purchased or otherwise acquired Company securities between September 5, 2019 and July 6, 2020, against the Company, certain of its executive officers, the principal investigator of the Company’s Phase 2a RELIEF trial, and the underwriters of the Company’s initial public offering in September 2019. The amended class action complaint alleges claims under the Exchange act and the Securities Act of 1933 relating to disclosures concerning the Company’s Phase 2a RELIEF trial, and seeks compensatory damages, pre-judgment and post-judgment interest, as well as attorneys’ fees, expert fees, and any other reasonable costs and expenses. On November 16, 2021, Plaintiff stipulated to dismissal of all claims against the underwriters without prejudice. Also on November 16, 2021, the Company and the named executive officers moved to dismiss the amended complaint. On January 7, 2022, the principal investigator of the Company’s Phase 2a RELIEF trial also moved to dismiss the amended complaint. On June 17, 2022, Plaintiff filed a motion for leave to amend his complaint, which all remaining defendants opposed. On September 21, 2022, the court granted all defendants’ motions to dismiss in full, dismissing all counts, denied Plaintiff’s motion for leave to amend his complaint, and ordered the case to be closed. On September 22, 2022, all of Plaintiff’s claims were dismissed and the case was closed. Plaintiff did not file a notice of appeal within the 30-day deadline for appeal.

On July 6, 2022, a Company stockholder, Jason Gallanti (the “Canadian Plaintiff”), filed a statement of claim before the Ontario Superior Court of Justice against the Company alleging negligent misrepresentation and claims under the Ontario Securities Act (“OSA”) and equivalent provincial securities legislation relating to disclosures concerning the Company’s Phase 2a RELIEF trial. The Canadian Plaintiff seeks certification of the action as a class proceeding on behalf of those who purchased the Company’s stock on the TSX, leave to pursue statutory claims under the OSA, compensatory damages, prejudgment and post-judgment interest, and costs of the action. Following the dismissal of the Plaintiff’s claim on September 22, 2022, the Canadian Plaintiff has filed, on January 27, 2023, a motion to discontinue his claim.

No provision has been made in the financial statements for the resolution of the above matters. Resolution of litigation could have an effect on the Company’s financial statements in the period that a determination is made, however, in management’s opinion, litigation matters are not currently projected to have a material adverse effect on the Company’s financial position.